UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                               -----------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Husic Capital Management
Address: 555 California Street, Suite 300
         San Francisco, CA  94104

Form 13F File Number: 28 - 4257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas R. Boster
Title: Senior Marketing Associate
Phone: (415) 445-5211

Signature, Place, and Date of Signing:


   /s/ Thomas R. Boster               San Francisco, CA      August 12, 2011
--------------------------------    ---------------------   -----------------
         [Signature]                    [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        	74
Form 13F Information Table Value Total:   $120,532
                                          --------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADTRAN INC                     COM              00738A106      294     7605 SH       SOLE                     7605
ALCATEL-LUCENT                 COM              013904305     3246   562485 SH       SOLE                   541836             20649
AMAZON.COM                     COM              023135106      285     1395 SH       SOLE                     1395
AMERISOURCEBERGEN CORP         COM              03073E105      232     5609 SH       SOLE                     4847               762
ANDERSONS INC                  COM              034164103      279     6604 SH       SOLE                     6604
AUTONATION INC                 COM              05329W102      407    11104 SH       SOLE                    11104
BLACKSTONE GROUP LP            COM              09253U108      263    15875 SH       SOLE                    15875
BOEING CO                      COM              097023105     4103    55495 SH       SOLE                    53454              2041
CARPENTER TECHNOLOGY CORP      COM              144285103      311     5386 SH       SOLE                     5386
CERNER CORP                    COM              156782104      419     6854 SH       SOLE                     6854
CF INDUSTRIES INC              COM              125269100     2122    14980 SH       SOLE                    14687               293
CHENIERE ENERGY INC.           COM              16411R208      544    59366 SH       SOLE                    54958              4408
CHENIERE ENERGY PARTNERS LP    COM              16411Q101      374    20814 SH       SOLE                    20814
CLIFFS NATURAL RESOURCES INC   COM              18683K101     2277    24628 SH       SOLE                    24108               520
COEUR D'ALENE MINES            COM              192108504     2616   107824 SH       SOLE                   103493              4331
COPART INC COM                 COM              217204106     2445    52467 SH       SOLE                    51247              1220
CSX CORP                       COM              126408103     2991   114069 SH       SOLE                   111417              2652
DEXCOM INC.                    COM              252131107      397    27406 SH       SOLE                    27406
DIRECTV - CLASS A              COM              25490A101     2348    46198 SH       SOLE                    45251               947
DISH NETWORK CORP              COM              25470M109      276     8986 SH       SOLE                     8986
DOMINO'S PIZZA INC             COM              25754A201      349    13821 SH       SOLE                    13821
EASTMAN CHEM CO COM            COM              277432100      350     3428 SH       SOLE                     3428
EXPRESS SCRIPTS INC            COM              302182100     1992    36896 SH       SOLE                    36112               784
FREEPORT MCMORAN COPPER GOLD   COM              35671D857     2748    51953 SH       SOLE                    49807              2146
GLU MOBILE INC                 COM              379890106      860   163242 SH       SOLE                   156642              6600
GOODRICH B F CO                COM              382388106      285     2985 SH       SOLE                     2985
GOODYEAR TIRE & RUBBER         COM              382550101      227    13561 SH       SOLE                    13561
HEXCEL CORP NEW COM            COM              428291108     3290   150294 SH       SOLE                   143062              7232
INFOSPACE INC                  COM              45678T300     2557   280402 SH       SOLE                   270372             10030
INTERNATIONAL BUSINESS MACHINE COM              459200101     2217    12926 SH       SOLE                    12652               274
INTEROIL CORP                  COM              460951106      804    13734 SH       SOLE                    12699              1035
IVANHOE MINES LTD              COM              46579N103     2476    97877 SH       SOLE                    95802              2075
JAMBA INC                      COM              47023A101      500   233770 SH       SOLE                   216455             17315
KKR FINANCIAL HOLDINGS LLC     COM              48248A306     1300   132533 SH       SOLE                   129432              3101
KODIAK OIL & GAS CORP          COM              50015Q100      870   150852 SH       SOLE                   144394              6458
LAS VEGAS SANDS INC.           COM              517834107     8698   206057 SH       SOLE                   198153              7904
LIMELIGHT NETWORKS INC         COM              53261M104      196    42899 SH       SOLE                    42899
MAGMA DESIGN AUTO COM          COM              559181102       92    11474 SH       SOLE                    11474
MAGNUM HUNTER RESOURCES CORP   COM              55973B102     5776   854386 SH       SOLE                   816592             37794
MAKO SURGICAL CORP             COM              560879108      331    11150 SH       SOLE                     9823              1327
MARKET VECTORS AGRIBUSINESS ET COM              57060U605      253     4695 SH       SOLE                     4340               355
MEDCO HEALTH SOLUTIONS INC.    COM              58405U102     1479    26170 SH       SOLE                    25612               558
MELCO CROWN ENTERTAINMENT LTD  COM              585464100      316    24711 SH       SOLE                    24711
MONRO MUFFLER BRAKE INC        COM              610236101      328     8807 SH       SOLE                     8807
MOSAIC COMPANY (THE)           COM              61945C103     2624    38740 SH       SOLE                    37587              1153
NEWMONT MINING CORP HOLDINGS C COM              651639106      584    10823 SH       SOLE                    10346               477
NEWPORT CORP                   COM              651824104      403    22161 SH       SOLE                    22161
NUANCE COMMUNICATIONS INC COM  COM              67020Y100      336    15632 SH       SOLE                    15632
ORACLE CORP                    COM              68389X105     1418    43102 SH       SOLE                    42096              1006
PENSKE AUTOMOTIVE GROUP INC    COM              70959W103     2483   109199 SH       SOLE                   106690              2509
PERRIGO CO                     COM              714290103     2278    25923 SH       SOLE                    25318               605
PIONEER DRILLING CO.           COM              723655106     3341   219235 SH       SOLE                   214189              5046
POTASH CORP SASK INC COM       COM              73755L107     3714    65176 SH       SOLE                    63292              1884
RED HAT INC                    COM              756577102     2330    50763 SH       SOLE                    48720              2043
SILICON GRAPHICS INTERNATIONAL COM              82706L108     3549   206311 SH       SOLE                   198048              8263
SILVER WHEATON CORP            COM              828336107      911    27614 SH       SOLE                    26361              1253
SIX FLAGS ENTERTAINMENT CORP   COM              83001A102      551    14704 SH       SOLE                    14704
SPIRIT AEROSYSTEMS HOLDINGS IN COM              848574109      316    14385 SH       SOLE                    14385
STARBUCKS CORP                 COM              855244109      283     7166 SH       SOLE                     7166
STILLWATER MINING CO           COM              86074Q102      401    18226 SH       SOLE                    16991              1235
SWISHER HYGIENE INC            COM              870808102     2925   519623 SH       SOLE                   497010             22613
TERRA NITROGEN CO LP           COM              881005201      866     6296 SH       SOLE                     5811               485
TIME WARNER CABLE INC          COM              88732J207     1756    22505 SH       SOLE                    21982               523
TRANSACT TECHNOLOGIES INC.     COM              892918103      317    27115 SH       SOLE                    27115
U.S. ENERGY CORP               COM              911805109      254    59457 SH       SOLE                    55153              4304
ULTRATECH INC.                 COM              904034105     2051    67527 SH       SOLE                    65698              1829
UNION PACIFIC CORP             COM              907818108     1363    13055 SH       SOLE                    12749               306
UNITED STATES STEEL CORP       COM              912909108      350     7607 SH       SOLE                     7607
VERIFONE SYSTEMS INC           COM              92342Y109     2524    56911 SH       SOLE                    55610              1301
WALTER ENERGY INC              COM              93317Q105     5320    45940 SH       SOLE                    44456              1484
WHITING PETROLEUM CORP         COM              966387102     1965    34522 SH       SOLE                    33716               806
WYNN RESORTS LTD               COM              983134107     4579    31900 SH       SOLE                    30915               985
YAHOO INC                      COM              984332106     2693   179059 SH       SOLE                   171203              7856
ELAN PLC ADR                                    284131208     3524   309952 SH       SOLE                   297473             12479